Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short Term Debt Disclosure [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2011	2010	2009

Amount outstanding at December 31,	$147,563	124,615	107,728
Maximum amount outstanding at any month end	148,002	130,996	123,282
Average amount outstanding	133,803	119,213	104,033
Weighted average interest rate:
For the year	1.18%	1.49	1.63
As of year end	1.13	1.40	1.52

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities pledged against such borrowings.  The line of credit requires securities to be pledged as collateral for the amount borrowed. As of December 31, 2011 and 2010, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York and, as a result, there were no related securities pledged.